LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND

INVESTMENT CHECKING BY IMG

INTERIM FINANCIAL REPORT
DECEMBER 31, 1997

THE BUSINESS ACCOUNT THAT PAYS

LETTER TO SHAREHOLDERS
----------------------
We are pleased to present the semi-annual financial report for your Liquid Assets Fund ("Liquid Assets") and Municipal Assets Fund ("Municipal Assets"), for the six months ended December 31, 1997.

As explained more fully in the Management Discussion that follows, short-term interest rates have changed little over the last six months. While lower inflation expectations have resulted in a nearly 1 percent drop in long-term rates, short-term yields have been held up by the Federal Reserve's continued aggressive stance against overly rapid economic growth. The result has been another period of very strong returns on your Funds.

Liquid Assets, which ended the period at nearly $113 million, was yielding as much as 5.41 percent on Institutional Shares in December 1997. Municipal Assets totaled nearly $32 million at a December yield of 3.51 percent on Institutional Shares.

As you may be aware, on September 30, 1997, IMG announced a definitive agreement to merge our investment operations with those of AMCORE Financial, Inc., a publicly traded financial services holding company based in Rockford, Illinois.

As part of this merger, we have evaluated all of the mutual funds presently managed by IMG and by AMCORE. By the time this report is printed, a special shareholder meeting will have been held, at which shareholders will have decided whether to reorganize Liquid Assets and Municipal Assets into two substantially equivalent "clone" portfolios of a new family of mutual funds called the Vintage Funds. If approved, the new portfolios will continue to be called Liquid Assets and Municipal Assets, and will be managed by IMG in the same manner as the Funds are now. If all of the recommended reorganizations are approved, the Vintage Funds will become a family of ten separate mutual funds, including the successor funds to Liquid Assets and Municipal Assets, that will total more than $1 billion. All ten funds will be managed by IMG.

If current shareholders approve the proposed reorganization of Liquid Assets and Municipal Assets, this will be the final published financial report for the Funds. We would like to take this opportunity to thank each of our shareholders for your investment over the last fifteen plus years. We look forward to continuing to serve your investment needs with the reorganized Liquid Assets and Municipal Assets Funds for years to come.

If you wish to contact us, please write or call IMG at (800) 798-1819, or contact the financial institution through which you made your investment.




DAVID W. MILES, PRESIDENT
Liquid Assets Fund
Municipal Assets Fund
January 30, 1998

MANAGEMENT DISCUSSION
---------------------

Bonds continued to rise in price during the last two quarters as interest rates continued their secular trend lower. Yields on three-month Treasuries rose slightly, while yields on thirty-year Treasury bonds declined 85 basis points. This flattening in the slope of the yield curve was attributable to the continued strength in the economy, keeping short-term interest rates high, and declining inflation driving long-term interest rates lower.

Short-term interest rates over the last six months have remained in a holding pattern as the Fed has evaluated the state of the economy. Three-month Treasury bills have averaged about 5.20 percent and six-month bills about 5.35 percent, while federal funds rates have hovered around 5.50 percent.

Economic conditions for the past six months were very similar to the first six months of 1997, moderate growth and low inflation. Currently, inflation is averaging about two percent while economic growth remains above the long-term target rate of three percent. As growth has continued above this long-term target, pressures have mounted in the labor force. This year, wages have grown nearly four percent year-over- year, well above the pace of goods inflation. While these pressures exist in the market, we believe they are primarily offset by productivity gains achieved through capital expenditures in technological advancements. Output per hour and wages per hour have grown at similar rates, acting to minimize any inflationary impact. If we begin to see a decline in productivity and wages continue to accelerate, we believe bond yields could begin to rise.

However, while interest rates have fallen and the yield curve has flattened, we also feel the impact from the Asian crisis has not fully emerged. A rising dollar and weaker foreign economies will likely cause exports to shrink and imports to rise, further fueling the decline in inflation. The true impact from the Asia turmoil has yet to be determined, but all scenarios point toward a weakening U.S. economy. In light of the recent Asian crisis, growth expectations have been lowered, helping to keep short-term interest rates steady and the Fed on hold.

We believe Federal Reserve policy will remain in a holding pattern. While we see weaker growth in certain segments of the economy, we believe the weakness is not enough to change the direction of Fed action. We are currently managing the portfolios to capture yield in an anticipated stable environment, while remaining flexible to react to emerging market conditions. The Liquid Assets Fund has maintained shorter average days to maturity recently, with a higher concentration of variable rate investments. The Municipal Assets Fund has maintained a longer average days to maturity than most funds as we capture additional yield. We continue to add municipal notes rated AA or higher. We believe both funds are well postured for a strong performance into the new year.

Thank you for your continued support! We look forward to sharing a prosperous 1998.



JEFFREY D. LORENZEN
MANAGING DIRECTOR

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                              YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                  PURCHASE           DATE            COST
--------------    ----------------------------------------    ---------       -----------    -------------
DISCOUNTED GOVERNMENT SECURITIES -- .9%
$   1,000,000     Federal Home Loan Bank Disc Note             5.60%           07-Jan-98     $    999,088
                                                                                             ------------
                  TOTAL (cost - $999,088)                                                    $    999,088
                                                                                             ------------

COUPON SECURITIES -- 7.5%
$     500,000     Federal Farm Credit Bank, 5.27%              5.63%           20-Jan-98     $    499,909
      275,000     Federal National Mtge Assoc Floater          5.68%           25-Feb-98          274,577
    1,000,000     Federal National Mtge Assoc Floater          6.01%           25-Feb-98          998,294
      500,000     Federal National Mtge Assoc, 5.25%           5.70%           25-Mar-98          499,493
    2,000,000     Federal Home Loan Mtge Corp, 5.84%           5.64%           08-Apr-98        2,000,974
    2,575,000     Federal Farm Credit Bank, 5.90%              5.73%           02-Jun-98        2,576,615
      500,000     Federal Home Loan Mtge Corp, 6.05%           5.78%           28-Jul-98          500,713
    1,000,000     Federal Home Loan Bank, 5.79%                5.84%           23-Oct-98          999,628
      200,000     Federal Home Loan Mtge Corp, 5.00%           5.87%           15-Dec-98          198,410
                                                                                             ------------
                  TOTAL (cost - $8,548,613)                                                  $  8,548,613
                                                                                             ------------

LOAN CERTIFICATES FmHA GUARANTEED LOAN CERTIFICATES -- 7.4%
$      76,924     No. 2233 Tradup, Edward                      6.25%*          15-Jan-98     $     76,924
      267,915     No. 2003 Ediger & Ediger Farms               6.25%**         20-Jan-99          267,915
       37,188     No. 2154 Haak, Larry G                       6.25%***        27-Apr-99           37,188
       35,229     No. 2153 Moschell, Rodney                    6.25%***        11-May-99           35,229
       63,602     No. 2155 Hoffman, Jim                        6.25%**         04-Jun-99           63,602
       47,110     No. 2009 Anderson, Larry D                   6.25%**         01-Jul-99           47,110
      114,934     No. 2176 H & P Cattle                        6.25%***        10-Jul-99          114,934
       50,435     No. 2190 Silk, Michael W                     6.25%*          15-Mar-00           50,435
      132,357     No. 2140 Ischen, William L                   6.25%***        20-May-00          132,357
      133,367     No. 2141 Kneen, Arthur E                     6.25%***        18-Jun-00          133,367
      185,149     No. 2142 Kothe, Laverne                      6.25%***        29-Jun-00          185,149
       75,254     No. 2364 Cole, Robert                        6.25%*          25-Mar-01           75,254
      133,235     No. 2212 Stone, Ronald                       6.25%***        28-Apr-01          133,235


    * Interest rate fluctuates daily, monthly, or quarterly with Prime rate. Put option subject to no longer than 7-day settlement.
   ** Interest  rate fluctuates monthly with Prime rate.  Put option subject to no longer than 7-day settlement.
  *** Interest rate fluctuates January 1st and quarterly with Prime rate. Put option subject to no longer than 7-day settlement.

See Notes to Financial Statements.

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                              YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                  PURCHASE           DATE            COST
--------------    ----------------------------------------    ---------       -----------    -------------
$      52,551     No. 2208 D & J Farming                       6.25%*          01-Jun-01     $     52,551
       89,408     No. 2095 Spradlin, Dale                      6.25%*          16-Jun-01           89,408
       49,260     No. 2089 Macklewicz, James                   6.25%*          20-Jun-01           49,260
       50,371     No. 2109 Fruit, Gary D                       6.25%***        11-Jul-01           50,371
      196,518     No. 2135 Hendrick-Bartell                    6.25%*          22-Jul-01          196,518
      302,663     No. 2244 Whiteside, T. Dale                  6.25%***        19-Aug-01          302,663
      281,112     No. 2120 Golden Acres, Partnership           6.25%**         17-Nov-01          281,112
       61,547     No. 2238 Schmidt, Harold F                   6.25%*          05-Dec-01           61,547
       98,505     No. 2247 Sharkey, Scott                      6.25%***        20-Dec-01           98,505
       70,521     No. 2319 Stephens Farms, Inc.                6.25%***        10-Apr-02           70,521
      127,688     No. 2320 Stephens, Charles                   6.25%***        10-Apr-02          127,688
      149,526     No. 2321 Stephens General Partnership        6.25%***        10-Apr-02          149,526
       28,721     No. 2137 Hacecky, Daniel K                   6.25%**         31-Dec-03           28,721
      340,002     No. 2225 Stern Rubber Company                6.25%****       25-Feb-04          340,002
      323,661     No. 2024 Thornwell Warehouse Assn            6.25%***        23-May-04          323,661
      557,157     No. 2371 Shuman, Charles                     6.25%*          23-Dec-06          557,157
       62,013     No. 2413 Werkmeister, Joe                    6.25%**         01-Mar-07           62,013
      227,647     No. 2267 Horrell, Donald & Lois              6.25%***        14-Mar-07          227,647
      163,456     No. 2268 Carroll, Jason F                    6.25%***        24-Mar-07          163,456
       42,353     No. 2410 Fichtner, Dean                      6.25%***        01-Nov-07           42,353
       85,050     No. 2187 Kondo, Ross T                       6.25%*          01-Feb-08           85,050
       65,564     No. 2405 Hill, Blaine                        6.25%**         01-Mar-08           65,564
      250,564     No. 2283 Crawford, James H                   6.25%***        19-Apr-09          250,564
      129,508     No. 2029 Tallent, Peter David                6.25%**         04-May-09          129,508
       66,375     No. 2209 D & J Farming                       6.25%*          01-Jun-09           66,375
      206,929     No. 2180 Lo, Ying                            6.25%**         23-Oct-09          206,929
      121,674     No. 2175 Hernandez, Joseph L                 6.25%*          17-Nov-09          121,674
       37,266     No. 2414 Werkmeister, Joe                    6.25%**         01-Mar-11           37,266
      142,291     No. 2093 Wedel, Jerry                        6.25%*          08-Jul-11          142,291
      213,272     No. 2248 Schilling, Ronnie Jr.               6.25%***        09-Sep-11          213,272

    * Interest rate fluctuates daily with Prime rate. Put option subject to no longer than 7-day settlement.
   ** Interest rate fluctuates monthly with Prime rate. Put option subject to no longer than 7-day settlement.
  *** Interest rate  fluctuates  January 1st and quarterly  with Prime rate. Put option  subject  to  no  longer  than  7-day  settlement.
 **** Interest rate fluctuates February 25th and quarterly with Prime rate. Put option subject to no longer than 7-day settlement.

See Notes to Financial Statements.

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                              YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                  PURCHASE           DATE            COST
--------------    ----------------------------------------    ---------       -----------    -------------
$     469,992     No. 2375 Freedom Feed Company                6.25%***        01-Feb-12     $    469,992
      242,767     No. 2068 St. Onge, George                    6.25%***        29-Nov-13          242,767
      114,550     No. 2167 Reynolds Brothers                   6.25%*          30-Jan-14          114,550
      124,549     No. 2034 Higginbotham, S G                   6.25%**         15-Jul-14          124,549
      149,759     No. 2253 Whiteside, T. Dale                  6.25%***        23-Dec-14          149,759
      112,358     No. 2322 Stephens, Charles R                 6.25%***        10-Apr-15          112,358
      144,167     No. 2323 Stephens Farms, Inc.                6.25%***        10-Apr-15          144,167
      256,524     No. 2324 Stephens General Partnership        6.25%***        10-Apr-15          256,524
      256,766     No. 2415 Schiefelbein, Harold                6.25%***        02-Mar-17          256,766
      158,692     No. 2255 Schilling, Ronnie Jr.               6.25%***        20-Dec-23          158,692
      180,742     No. 2412 Messersmith, Pat                    6.25%**         01-Feb-27          180,742
      114,008     No. 2065 Robertson, Wesley J, Jr.            6.25%***        30-Dec-33          114,008
      104,734     No. 2243 Trahan, Dexter J                    6.25%*          19-Dec-34          104,734
                                                                                             ------------
                  TOTAL (cost - $8,375,480)                                                  $  8,375,480
                                                                                             ------------

TRUST  CERTIFICATES***** U.S. GOVT. GUARANTEED STUDENT LOANS-- 38.5%
$   1,305,000     Certificate #732                             6.18%           07-Jan-98     $  1,305,000
      800,000     Certificate #733                             6.18%           09-Jan-98          800,000
      120,000     Certificate #825                             6.18%           30-Jan-98          120,000
    1,400,000     Certificate #743                             6.18%           20-Feb-98        1,400,000
      750,000     Certificate #752                             6.18%           20-Mar-98          750,000
      500,000     Certificate #775                             6.18%           11-Jun-98          500,000
      200,000     Certificate #779                             6.18%           18-Jun-98          200,000
    2,500,000     Certificate #827                             6.18%           19-Jun-98        2,500,000
    4,185,000     Certificate #783                             6.18%           26-Jun-98        4,185,000
    1,015,000     Certificate #786                             6.18%           09-Jul-98        1,015,000
      475,000     Certificate #788                             6.18%           10-Jul-98          475,000
    3,085,000     Certificate #793                             6.18%           28-Jul-98        3,085,000

    * Interest rate fluctuates daily with Prime rate. Put option subject to no longer than 7-day settlement.
   ** Interest rate fluctuates monthly with Prime rate. Put option subject to no longer than 7-day settlement.
  *** Interest rate fluctuates  January 1st  and quarterly with Prime rate.  Put option subject to no longer than 7-day settlement.
 **** Interest rate fluctuates February 25th and quarterly with Prime rate.  Put option subject to no longer than 7-day settlement.
***** Interest rate fluctuates with 3-month U.S. Treasury Bill rate. Put option subject to no longer than 7-day settlelment.

See Notes to Financial Statements.

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                              YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                  PURCHASE           DATE            COST
--------------    ----------------------------------------    ---------       -----------    -------------
$   2,575,000     Certificate #796                             6.18%           11-Aug-98     $  2,575,000
    1,310,000     Certificate #798                             6.18%           18-Aug-98        1,310,000
      300,000     Certificate #802                             6.18%           28-Aug-98          300,000
    1,005,000     Certificate #804                             6.18%           02-Sep-98        1,005,000
      600,000     Certificate #805                             6.18%           03-Sep-98          600,000
    1,045,000     Certificate #810                             6.18%           23-Sep-98        1,045,000
      200,000     Certificate #811                             6.18%           25-Sep-98          200,000
    3,745,000     Certificate #812                             6.18%           01-Oct-98        3,745,000
    1,040,000     Certificate #823                             6.18%           03-Nov-98        1,040,000
      750,000     Certificate #712                             6.18%           06-Nov-98          750,000
    8,380,000     Certificate #826                             6.18%           17-Nov-98        8,380,000
      200,000     Certificate #824                             6.18%           08-Dec-98          200,000
    5,000,000     Certificate #841                             6.18%           22-Dec-98        5,000,000
    1,235,000     Certificate #728                             6.18%           29-Dec-98        1,235,000
                                                                                             ------------
                  TOTAL (cost - $43,720,000)                                                 $ 43,720,000
                                                                                             ------------

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL -- 45.1%
$  22,793,962     J P Morgan Repurchase Agreement              6.00%           02-Jan-98     $ 22,793,962
   28,377,767     Swiss Bank Repurchase Agreement              6.50%           02-Jan-98       28,377,767
                                                                                             ------------
                  TOTAL (cost - $51,171,729)                                                 $ 51,171,729
                                                                                             ------------

TOTAL INVESTMENTS-- 99.4%                                                                    $112,814,910

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.6%                                         $    696,159
                  (Includes $18,252 payable to investment advisor and $351,447               ------------
                  dividends payable to shareholders)



See Notes to Financial Statements.

LIQUID ASSETS FUND
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                              YIELD AT
      PAR                                                      TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                  PURCHASE           DATE            COST
--------------    ----------------------------------------    ---------       -----------    -------------

NET ASSETS -- 100%
                  Applicable to 113,511,069 outstanding shares of $.001 par value
                  common stock (5,000,000,000 shares authorized)                             $113,511,069
                                                                                             ============

NET ASSET VALUE:
                  Offering and redemption price per share ($113,511,069
                  divided by 113,511,069 shares outstanding)                                 $       1.00
                                                                                             ============








See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                  YIELD AT
      PAR                                                          TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                      PURCHASE           DATE            COST
--------------    --------------------------------------------    ---------       -----------    -------------
INDUSTRIAL DEVELOPMENT BONDS -- 5.2%
$      43,507     Iowa HFA (Gayman Project)                        5.17%**         15-Aug-99     $     43,507
      355,434     Vinton, IA (Twin City Concrete)                  5.33%**         15-Jun-02          355,434
    1,022,589     Sioux City, IA (Handy Partnership Proj)          5.17%**         15-Sep-04        1,022,589
      203,850     Iowa HFA (Starr-Terry Project)                   5.67%**         15-May-05          203,850
                                                                                                 ------------
                  TOTAL (cost - $1,625,380)                                                      $  1,625,380
                                                                                                 ------------
VARIABLE RATE DEMAND OBLIGATIONS -- 56.4%
$   1,000,000     Colorado Health Fac (Hospital Sisters) 7-Day     4.15%**         20-Feb-98     $  1,000,000
      900,000     Harris Co., TX HFC, Ser 88A 7-Day                3.80%**         01-Jun-05          900,000
      500,000     Phoenix, AZ IDR Multi-Family Hsg 7-Day           4.10%**         15-Oct-06          500,000
      600,000     St. Charles Co., MO IDA 7-Day                    4.10%**         01-Dec-07          600,000
    1,340,000     Metro Nashville Airport Auth, TN DTN             5.00%*          01-Oct-12        1,340,000
      400,000     Lone Star, TX Airport Ser A2 DTN                 5.00%*          01-Dec-14          400,000
      200,000     Lone Star, TX Airport Ser A3 DTN                 5.00%*          01-Dec-14          200,000
      900,000     Illinois Health Fac (Hospital Sisters) 7-Day     3.70%**         01-Dec-14          900,000
      300,000     Metro Nashville & Davidson Cos., TN 7-Day        3.70%**         01-Jun-15          300,000
      500,000     Illinois Health Fac (Hospital Sisters) 7-Day     3.70%**         01-Dec-15          500,000
      500,000     Indianapolis, IN Multi-Family Rev 7-Day          3.70%**         01-Dec-15          500,000
      900,000     Kentucky Dev Finance Auth 7-Day                  4.15%**         01-Dec-15          900,000
    1,500,000     Hampton Roads, VA Jail Auth 7-Day                3.70%**         01-Jul-16        1,500,000
    1,100,000     Sullivan Co., TN PCR DTN                         5.00%*          01-Oct-16        1,100,000
    1,400,000     Michigan HFA Rev. 7-Day                          3.70%**         01-Jul-17        1,400,000
      200,000     Grand Rapids, MI Water Supply 7-Day              3.55%**         01-Jan-20          200,000
      600,000     Illinois Educational Facility Auth 7-Day         4.20%**         01-May-20          600,000
      700,000     Apache Co, AZ IDA 7-Day                          3.70%**         15-Jun-20          700,000
    1,065,000     South Carolina, Economic Dev DTN                 5.00%*          01-Jul-22        1,065,000
      900,000     Dearborn, MI Economic Dev 7-Day                  3.70%**         01-Mar-23          900,000
      600,000     Manatee Co., FL PCR DTN                          4.40%*          01-Sep-24          600,000



   * Variable rate, put option subject to next business day settlement.
  ** Variable rate, put option subject to no longer than 7-day settlement.

See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (C0NTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                  YIELD AT
      PAR                                                          TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                      PURCHASE           DATE            COST
--------------    --------------------------------------------    ---------       -----------    -------------
$     200,000     Grapevine, TX IDR Ser A1 DTN                     5.00%*          01-Dec-24     $    200,000
    1,500,000     Delaware State Econ Dev Auth 7-Day               3.80%**         01-Oct-28        1,500,000
                                                                                                 ------------
                  TOTAL (cost - $17,805,000)                                                     $ 17,805,000
                                                                                                 ------------

MUNICIPAL NOTES -- 38.8%
$     215,000     Noblesville, IN Sewer Rev, 4.00%                 3.88%           01-Jan-98     $    215,001
      100,000     Ramsey Co.,  MN Capital Impr., 5.50%             3.75%           01-Feb-98          100,139
      200,000     Washington State, Refunding R-89C, 7.40%         3.98%           01-Feb-98          200,577
      350,000     Sangamon Co., IL, School Dist., 8.00%            3.88%           01-Mar-98          352,318
      185,000     Northern Illinois Univ CTFS Partn, 4.00%         3.99%           01-Apr-98          185,000
      400,000     Winnebago Co., WI Prom Notes, 4.30%              3.93%           01-Apr-98          400,354
       85,000     Polk Co., IA Gaming Rev, 7.00%                   4.00%           15-Apr-98           85,713
      100,000     Waterbury, CT Refunding, 4.40%                   4.10%           15-Apr-98          100,081
      400,000     Brighton, MI Area School District, 6.90%         3.97%           01-May-98          411,641
      250,000     Lenawee Co., MI Sewage Disposal, 8.00%           4.08%           01-May-98          253,135
      100,000     Louisiana State, Series A, 8.00%                 4.15%           01-May-98          101,229
       80,000     Lyons, IL Waterworks & Sewer, 4.50%              4.10%           01-May-98           80,102
      160,000     Mayville, WI Sewer System Rev, 4.90%             4.00%           01-May-98          160,459
      530,000     Northville, MI, Public Schools, 3.70%            3.95%           01-May-98          529,557
      140,000     Pewamo Westphalia, MI CSD, 6.50%                 3.85%           01-May-98          141,189
      150,000     Rock Co., WI Promissory Notes, 6.00%             4.20%           01-May-98          150,859
      100,000     Utah State Board of Regents, 4.95%               4.05%           01-May-98          100,286
      500,000     Utah State Board of Regents, 4.30%               4.05%           01-May-98          500,389
      200,000     Wyoming, MI Public Schools, 5.50%                3.95%           01-May-98          200,999
      160,000     Connecticut, State of, Ser A, 4.00%              3.90%           15-May-98          160,056
      100,000     Ellis Co., TX Health Facility, 8.00%             4.00%           15-May-98          103,396
       75,000     Ohio State, Highway, Ser S, 4.10%                4.05%           15-May-98           75,011
      290,000     Cleveland Co., OK Lease Rev, 3.90%               4.14%           01-Jun-98          289,720
      100,000     Coeur D Alene, ID Sewer Rev, 6.70%               4.10%           01-Jun-98          102,024
      300,000     Crawford Co., PA Refunding, 5.80%                4.14%           01-Jun-98          301,997


   * Variable rate, put option subject to next business day settlement.
  ** Variable rate, put option subject to no longer than 7-day settlement.

See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (C0NTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                  YIELD AT
      PAR                                                          TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                      PURCHASE           DATE            COST
--------------    --------------------------------------------    ---------       -----------    -------------
$     100,000     Davis Co., UT School District, 6.75%             4.00%           01-Jun-98     $    101,108
      115,000     Harris Co., TX Mun Util Dist, 6.90%              4.10%           01-Jun-98          116,292
      315,000     Harvey, IL Adv Refunding, 8.40%                  3.95%           01-Jun-98          320,626
      250,000     Iowa City, IA, 4.63%                             4.08%           01-Jun-98          250,544
       95,000     Sidney, IA Community School Dist, 5.20%          4.10%           01-Jun-98           95,418
      100,000     Washington Sub Sanitary Dist, MD, 3.75%          4.25%           01-Jun-98           99,800
      275,000     Illinois State Sales Tax Rev, 0%                 3.98%           15-Jun-98           89,379
      100,000     Milwaukee, WI Series BZ, 6.00%                   3.90%           15-Jun-98          100,925
      100,000     Idaho State, Tax Antic. Notes, 4.63%             3.84%           30-Jun-98          100,352
      200,000     DeKalb Co., GA School District, 4.25%            4.05%           01-Jul-98          200,192
      145,000     Ellis Co., TX Water Control, 7.40%               4.05%           01-Jul-98          147,340
      325,000     Evansville, IN Sewer Rev, 5.00%                  4.00%           01-Jul-98          326,562
      505,000     Maricopa Co., AZ School Dist #4, 6.00%           3.85%           01-Jul-98          515,202
      100,000     Puerto Rico Elec Power Auth, PR 6.30%            4.00%           01-Jul-98          101,106
      400,000     Anchorage, AK Series B, 7.40%                    3.90%           01-Aug-98          407,926
      200,000     Minnesota State, Various Purpose, 6.50%          4.00%           01-Aug-98          202,827
      425,000     Reno, NV, Recreational Fac, Ser A, 4.00%         4.05%           01-Aug-98          424,872
      240,000     San Antonio, TX, 7.00%                           3.90%           01-Aug-98          244,209
      405,000     Tulsa, OK Metro Utility Auth, 4.90%              3.90%           01-Aug-98          407,291
      150,000     River Road, TX Ind. School District, 6.10%       4.00%           15-Aug-98          151,900
      105,000     Austin, TX, 7.75%                                4.00%           01-Sep-98          107,546
      220,000     Boulder, CO, 9.00%                               4.00%           01-Sep-98          227,078
      120,000     Cudahy, WI, 3.90%                                4.05%           01-Sep-98          119,882
      100,000     Fort Bend Co., TX MUD #28, 7.15%                 4.05%           01-Sep-98          101,995
      200,000     Tyler, TX Waterworks & Sewer, 7.20%              4.00%           01-Sep-98          204,138
      150,000     Swarthmore Boro Auth, PA, 7.38%                  4.05%           15-Sep-98          155,580
      250,000     Dunedin, FL Hospital Rev., 0%                    4.00%           01-Oct-98          187,934
      175,000     University of Illinois, Auxiliary Fac, 4.00%     4.00%           01-Oct-98          175,000
      175,000     Maine Municipal Bond Bank, 7.45%                 4.00%           01-Nov-98          182,833
      475,000     Nevada State, Mun Project R-5, 4.10%             3.90%           01-Nov-98          475,758
      185,000     Homewood Flossmoor, IL Park Dist, 4.60%          4.05%           01-Dec-98          185,903




See Notes to Financial Statements.

MUNICIPAL ASSETS FUND
STATEMENT OF NET ASSETS (C0NTINUED)
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                  YIELD AT
      PAR                                                          TIME OF            DUE          AMORTIZED
     VALUE                       DESCRIPTION                      PURCHASE           DATE            COST
--------------    --------------------------------------------    ---------       -----------    -------------
$     130,000     Kane Co., IL Public Bldg Comm., 4.20%            4.05%           01-Dec-98     $    130,169
      145,000     Kitsap Co., WA Public Trans., 4.88%              4.05%           01-Dec-98          146,061
      135,000     Vilas Co., WI, Promissory Note 4.70%             4.05%           01-Dec-98          135,778
                                                                                                 ------------
                  TOTAL (cost - $12,240,758)                                                     $ 12,240,758
                                                                                                 ------------

TOTAL INVESTMENTS -- 100.4%                                                                      $ 31,671,138

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.4%)
(Includes $6,925 payable to investment advisor and
($89,236 dividends payable to shareholders)                                                      ($   112,898)
                                                                                                 -------------

NET ASSETS -- 100%
Applicable to 31,558,240 outstanding shares of $.001 par value
common stock (5,000,000,000 shares authorized)                                                   $ 31,558,240
                                                                                                 ============


NET ASSET VALUE:
Offering and redemption price per share ($31,558,240
divided by 31,558,240 shares outstanding)                                                        $       1.00
                                                                                                 ============







See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JULY 1, 1997 TO DECEMBER 31, 1997
------------------------------------------------------



                                     LIQUID ASSETS FUND   MUNICIPAL ASSETS FUND

INVESTMENT INCOME:
      Interest                         $    2,513,105          $   597,578
                                       --------------          -----------

EXPENSES:
      Advisory and service fees (Note 2)      108,434               34,835
      Transfer Agent fees                      13,012                4,634
      Custodian fees and expenses              43,374               15,448
      Portfolio accounting fees (Note 2)       15,181                5,407
      Distribution fees (Note 3)              227,009               13,486
      Shareholder servicing fee                27,190               31,865
      Miscellaneous Expenses                   19,518                6,179
                                       --------------          -----------

TOTAL EXPENSES                                453,718              111,854
                                       --------------          -----------

NET INVESTMENT INCOME                  $    2,059,387          $   485,724
                                       ==============          ===========








See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31
-----------------------------------------



                                                   LIQUID ASSETS FUND             MUNICIPAL ASSETS FUND
                                                   1997             1996             1997           1996
                                            -------------------------------   -----------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income and amounts
distributed to shareholders (Note 1)        $    2,059,387   $    4,344,378   $     485,724   $     136,830
                                            ==============   ==============   =============   =============


FROM SHARE TRANSACTIONS:
(at constant net asset value of $1 per share)
Shares sold                                 $  388,339,880   $  521,271,916   $  64,048,550   $  25,695,881


Shares issued in reinvestment of
dividends from net investment income                61,607           13,500              26               0
                                            --------------   --------------   -------------   -------------

                                               388,401,487      521,285,416      64,048,576      25,695,881

Shares redeemed                                357,541,106      488,209,725      62,197,627      22,996,846
                                           ---------------   --------------   -------------   -------------

Net increase (decrease) in net assets
derived from share transactions                 30,860,381       33,075,691       1,850,949       2,699,035

NET ASSETS:

Beginning of period                             82,650,688      179,632,815      29,707,291      10,145,763
                                            --------------   --------------   -------------   -------------

End of period                               $  113,511,069   $  212,708,506   $  31,558,240   $  12,844,798
                                            ==============   ==============   =============   ==============







See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD              1997       1996      1995      1994      1993      1992      1991      1990      1989     1988
------------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS FUND -- SWEEP SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value
Beginning of Period              $  1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $1.000

Net Investment Income                .046       .044      .049      .042      .025      .028      .050      .069      .075     .070
Dividends Distributed               (.046)     (.044)    (.049)    (.042)    (.025)    (.028)    (.050)    (.069)    (.075)   (.070)
                                 ---------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                    $  1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $1.000
                                 ===================================================================================================

Total Return                        4.58%      4.42%     4.89%     4.20%     2.50%     2.80%     5.00%     6.90%     7.50%    7.00%

Ratio of Expenses to
Average Net Assets                  1.21%      1.20%     1.20%     1.20%     1.20%     1.20%     1.10%     1.10%     1.20%    1.20%

Ratio of Net Income to
Average Net Assets                  4.58%      4.42%     4.89%     4.20%     2.50%     2.80%     5.00%     6.90%     7.50%    7.00%

Net Assets
End of Period (000 Omitted)      $ 72,884    212,696   196,108   171,595   150,182   115,319   112,628   116,963   101,815   84,206


See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD                 1997
----------------------------------------------
LIQUID ASSETS FUND -- S-2 SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value  Beginning
of Period                         $ 1.000

Net Investment Income                .049

Dividends Distributed               (.049)
                                  --------

Net Asset Value
End of Period                     $ 1.000
                                  ========

Total Return                        4.93%

Ratio of Expenses to
Average Net Assets                  0.86%

Ratio of Net Income to
Average Net Assets                  4.93%

Net Assets
End of Period (000 Omitted)       $ 2,535

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD                 1997
---------------------------------------------
LIQUID ASSETS FUND -- TRUST SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value  Beginning
of Period                        $  1.000

Net Investment Income                .051

Dividends Distributed               (.051)
                                 ---------

Net Asset Value
End of Period                    $  1.000
                                 =========

Total Return                        5.08%

Ratio of Expenses to
Average Net Assets                  0.71%

Ratio of Net Income to
Average Net Assets                  5.08%

Net Assets
End of Period (000 Omitted)      $ 34,064

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD             1997        1996*
-----------------------------------------------------
LIQUID ASSETS FUND --  INSTITUTIONAL  SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value
Beginning of Period              $  1.000    $ 1.000

Net Investment Income                .053       .052

Dividends Distributed               (.053)     (.052)

Net Asset Value
End of Period                    $  1.000    $ 1.000

Total Return                        5.33%      5.17%

Ratio of Expenses to
Average Net Assets                  0.46%      0.44%

Ratio of Net Income to
Average Net Assets                  5.33%      5.17%

Net Assets
End of Period (000 Omitted)      $  4,027     12,058

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD              1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ASSETS FUND -- SWEEP SHARES
Net Asset Value
Beginning of Period              $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

Net Investment Income                .029      .028      .028      .022      .015      .019      .036      .049      .050      .046
Dividends Distributed               (.029)    (.028)    (.028)    (.022)    (.015)    (.019)    (.036)    (.049)    (.050)    (.046)
                                 ---------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                    $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                 ===================================================================================================

Total Return                        2.94%     2.76%     2.77%     2.20%     1.50%     1.90%     3.60%     4.90%     5.00%     4.60%

Ratio of Expenses to
Average Net Assets                  0.93%     1.14%     1.48%     1.40%     1.30%     1.30%     1.40%     1.40%     1.70%     1.60%

Ratio of Net Income to
Average Net Assets                  2.94%     2.76%     2.77%     2.20%     1.50%     1.90%     3.60%     4.90%     5.00%     4.60%

Net Assets
End of Period (000 Omitted)      $  5,956    12,844    21,102    22,528    23,672    26,728    24,415    17,385    14,096    15,871

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD                1997
--------------------------------------------
MUNICIPAL ASSETS FUND -- INSTITUTIONAL SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value  Beginning
of Period                        $  1.000

Net Investment Income                .034

Dividends Distributed               (.034)
                                 ---------

Net Asset Value
End of Period                    $  1.000
                                 =========

Total Return                        3.44%

Ratio of Expenses to
Average Net Assets                  0.43%

Ratio of Net Income to
Average Net Assets                  3.44%

Net Assets
End of Period (000 Omitted)      $      8

See Notes to Financial Statements.

--------------------------------

SELECTED DATA FOR A SHARE OF
EACH FUND OUTSTANDING
THROUGHOUT EACH PERIOD             1997
------------------------------------------
MUNICIPAL ASSETS FUND -- TRUST SHARES
FOR THE PERIOD FROM JULY 1, 1997 TO DECEMBER 31, 1997
Net Asset Value  Beginning
of Period                        $  1.000

Net Investment Income                .032

Dividends Distributed               (.032)
                                 ---------

Net Asset Value
End of Period                    $  1.000
                                 ========

Total Return                        3.19%

Ratio of Expenses to
Average Net Assets                  0.68%

Ratio of Net Income to
Average Net Assets                  3.19%

Net Assets
End of Period (000 Omitted)      $ 25,594

See Notes to Financial Statements.

LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
     The Liquid Assets Fund and the Municipal Assets Fund (the Funds) are registered under the Investment Company Act of 1940 (the Act), as open-end, diversified investment companies, established as Iowa corporations. Investors Management Group ("Adviser"), through an affiliated company (IMG Financial Services, Inc.), acts as the exclusive distributor of the Funds' shares which are sold to the public without a sales charge.

     It is each Fund's policy to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment portfolio valuation and dividend and distribution policies to enable them to do so.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains or losses, if any, from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Cost of investments represents amortized cost.

     DIVIDENDS AND  DISTRIBUTIONS  TO  SHAREHOLDERS.   It  is  the policy of the
     Funds to declare and accrue dividends from net investment income on each business day.

     FEDERAL INCOME TAXES. The Funds intend to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts which avoid or minimize federal income or excise taxes for the Funds.

     INVESTMENT VALUATION. The investments are valued at amortized cost which has been determined by the Board of Directors of the Funds to represent the fair value of the Fund's investments. This involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements with banks and broker dealers whereby independent custodians receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. At December 31, 1997, the securities purchased under overnight agreements to resell were collateralized by Government Agency mortgage backed securities with a market value of $52,209,138 for the Liquid Assets Fund and there were no securities purchased under overnight agreements to resell for the Municipal Assets Fund.

LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
NOTES TO FINANCIAL STATEMENTS, (CONTINUED)
------------------------------------------

     LOAN CERTIFICATES. FmHA Guaranteed Loan Certificates represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

     TRUST CERTIFICATES. U. S. Government Guaranteed Student Loans (the Trust) represent interests in student loans sold by certain Iowa banks subject to repurchase, on no more than seven days written notice. The Trust and, accordingly, the Trust Certificates are diversified through limitations on certificates sold by any individual bank. Each individual bank may not sell more than 5 percent of the outstanding Trust Certificates.

(2)  ADVISORY AND SERVICE FEES.
     Under its management and investment advisory agreement, the Advisor provides the Fund with investment supervision, office space, management and other personnel, and will pay the costs of computing the Fund's net asset value and related bookkeeping expenses. For these services, the Fund pays a fee computed daily and payable monthly at an annual rate of 0.25% of average daily assets up to $200 million and at a sliding rate from 0.24% to 0.20% of average daily net assets exceeding $200 million. For the period ended December 31, 1997, Liquid Assets Fund and Municipal Assets Fund paid $108,434 and $34,835, respectively, to the Advisor for advisory and service fees.

     Beginning September 1, 1993, the Funds have also entered into an administrative services agreement with the Advisor to provide portfolio fund accounting services to the Funds. For these services, each Fund pays a fee computed daily and payable monthly at an annual rate of 0.035 percent of average daily assets.

     Certain officers of the Fund are also officers of the Adviser. At December 31, 1997, the Advisor owned $883,104 shares of the Liquid Assets Fund.

     IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Fees for such services are based upon the number of accounts and are reflected as shareholder servicing costs in the accompanying statement of operations.

(3)  DISTRIBUTION EXPENSE PLAN.
     Under its distribution expense plans (the "12b-1 Plans") adopted January 1, 1987 pursuant to Rule 12b-1 under the Act, and amended effective August 13, 1996 the Funds may make payments to IMG Financial Services, Inc. ("IFS")

LIQUID ASSETS FUND
MUNICIPAL ASSETS FUND
NOTES TO FINANCIAL STATEMENTS, (CONTINUED)
------------------------------------------

     for the reimbursement of expenses related to marketing or distribution of Sweep Shares and S-2 Shares of the Funds. Aggregate payments by each Fund under the Plans in any month cannot exceed the annual rate of 0.75% of the Fund's average daily net asset value invested in Sweep Shares and 0.50% of the Fund's average daily net asset value invested in S-2 shares. For the period ended December 31, 1997, payments under the 12b-1 Plan used by IFS to compensate financial institutions for automated processing of Fund transactions and for other services relating to the distribution of the Funds' Sweep Shares and S-2 Shares totaled $227,009 and $13,486 for Liquid Assets Fund, and Municipal Assets Fund, respectively, and Rule 12b-1 fees payable at December 31, 1997, were $39,525 and $2,694, respectively.

     Under its shareholder services plan (the "Services Plan") adopted August 13, 1996 under the Act, the Funds may make payments to IFS for the reimbursement of expenses related to the servicing of shareholder accounts of the Fund by financial service firms. Aggregate payments by the Fund under the Services Plan in any month cannot exceed the annual rate of 0.25% of the Fund's average daily net asset value invested in Trust Shares. For the period ended December 31, 1997, payments under the Services Plan used by IFS to compensate financial service firms for servicing of shareholder accounts totaled $27,190 and $31,865 for Liquid Assets Fund and Municipal Assets Fund, respectively, and Shareholder Services fees payable at December 31, 1997, were $4,010 and $5,576, respectively.

INVESTMENT ADVISOR, TRANSFER AND           UNDERWRITER
DIVIDEND DISBURSING AGENT                     IMG Financial Services, Inc.
   Investors Management Group                 2203 Grand Avenue
   2203 Grand Avenue                          Des Moines, IA  50312-5338
   Des Moines, Iowa  50312-5338
                                           AUDITORS
CUSTODIAN                                     KPMG Peat Marwick LLP
   AMCORE Investment Group, NA                2500 Ruan Center
   P.O. Box 4599                              Des Moines, Iowa  50309
   Rockford, Illinois 61110-4599

COUNSEL
   Cline, Williams, Wright, Johnson
   & Oldfather
   1900 FirsTier Bank Building
   Lincoln, Nebraska  68508






   Municipal Assets Fund
   Liquid Assets Fund
   2203 Grand Avenue
   Des Moines, Iowa  50312-5338